FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07866
                                   ---------

                     TEMPLETON EMERGING MARKETS INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON EMERGING MARKETS INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1

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TEMPLETON EMERGING MARKETS INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(G)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
           LONG TERM INVESTMENTS 92.9%
           ARGENTINA 9.9%
    (a),(b)Government of Argentina, FRN, 4.005%, 8/03/12 ...........................            83,095,000           $   64,663,349
                                                                                                                     --------------
           BOSNIA AND HERZEGOVINA 1.7%
        (b)Government of Bosnia & Herzegovina, FRN, 3.50%, 12/11/17 ................            11,250,436  EUR          11,411,120
                                                                                                                     --------------
           BRAZIL 16.6%
           Government of Brazil,
             7.875%, 3/07/15 .......................................................             1,275,000                1,305,600
             8.00%, 1/15/18 ........................................................            57,365,000               60,261,932
          (b)FRN, 5.25%, 4/15/12 ...................................................            39,639,261               38,970,349
          (b)FRN, RG, 5.25%, 4/15/12 ...............................................             7,605,140                7,500,950
                                                                                                                     --------------
                                                                                                                        108,038,831
                                                                                                                     --------------
           COLOMBIA 3.5%
           Government of Colombia,
             10.50%, 7/09/10 .......................................................             1,528,000                1,803,040
             10.75%, 1/15/13 .......................................................            12,450,000               15,430,530
             11.75%, 2/25/20 .......................................................             4,255,000                5,865,305
                                                                                                                     --------------
                                                                                                                         23,098,875
                                                                                                                     --------------
           INDONESIA 12.2%
           Government of Indonesia,
             10.00%, 10/15/11 ......................................................         1,690,000,000  IDR             144,109
             11.00%, 12/15/12 ......................................................         3,650,000,000  IDR             318,320
             11.00%, 10/15/14 ......................................................       120,832,000,000  IDR          10,229,045
             9.50%, 6/15/15 ........................................................         9,450,000,000  IDR             710,479
             10.75%, 5/15/16 .......................................................        26,870,000,000  IDR           2,168,629
             10.00%, 7/15/17 .......................................................        18,800,000,000  IDR           1,410,816
             11.00%, 11/15/20 ......................................................       129,550,000,000  IDR           9,993,565
           Indonesia Recapital Bonds,
             14.00%, 6/15/09 .......................................................        34,600,000,000  IDR           3,501,330
             13.15%, 3/15/10 .......................................................        11,830,000,000  IDR           1,162,355
             15.425%, 9/15/10 ......................................................         2,800,000,000  IDR             296,510
             14.25%, 6/15/13 .......................................................       234,282,000,000  IDR          23,681,061
             14.275%, 12/15/13 .....................................................       166,215,000,000  IDR          16,798,319
(c),(d),(e)PT Indah Kiat Finance Mauritius Ltd.,
          (b)FRN, 4.19%, 4/29/15 ...................................................             3,155,909                1,217,234
          (b)FRN, 4.19%, 4/29/18 ...................................................             8,284,051                3,195,158
             zero cpn., 4/29/25 ....................................................             5,370,423                2,071,372
(c),(d),(e)Tjiwi Kimia Finance Mauritius,
          (b)secured note, 144A, FRN, 4.19%, 4/29/15 ...............................             1,184,694                  363,820
          (b)secured note, 144A, FRN, 4.19%, 4/29/18 ...............................             3,049,247                  936,424
             secured note, 144A, zero cpn., 4/29/25 ................................             3,927,195                1,206,042
                                                                                                                     --------------
                                                                                                                         79,404,588
                                                                                                                     --------------
           MEXICO 1.3%
           Government of Mexico,
          (f)144A, 7.50%, 3/08/10 ..................................................             3,810,000  EUR           5,168,432
             Reg S, 7.50%, 3/08/10 .................................................             2,500,000  EUR           3,391,360
                                                                                                                     --------------
                                                                                                                          8,559,792
                                                                                                                     --------------


                                          Quarterly Statement of Investments | 3

TEMPLETON EMERGING MARKETS INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT(G)             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
PANAMA 1.0%
Government of Panama, 10.75%, 5/15/20 ............................................              4,600,000             $   6,337,650
                                                                                                                      -------------
PERU 4.8%
Government of Peru,
  9.875%, 2/06/15 ................................................................              4,255,000                 5,286,837
  9.91%, 5/05/15 .................................................................             51,975,000 PEN            17,923,269
  7.84%, 8/12/20 .................................................................                485,000 PEN               142,320
  Series 7, 8.60%, 8/12/17 .......................................................             24,910,000 PEN             7,784,439
                                                                                                                      -------------
                                                                                                                         31,136,865
                                                                                                                      -------------
PHILIPPINES 4.7%
Government of the Philippines,
  8.375%, 2/15/11 ................................................................              2,935,000                 3,114,622
  9.00%, 2/15/13 .................................................................             17,210,000                18,995,537
  8.875%, 3/17/15 ................................................................              2,100,000                 2,330,580
  Reg S, 9.125%, 2/22/10 .........................................................                160,000 EUR               214,415
  Reg S, 8.75%, 10/07/16 .........................................................              5,450,000                 5,913,250
                                                                                                                      -------------
                                                                                                                         30,568,404
                                                                                                                      -------------
POLAND 4.5%
Government of Poland,
  8.50%, 11/12/06 ................................................................             20,000,000 PLN             6,244,757
  8.50%, 5/12/07 .................................................................             33,300,000 PLN            10,558,601
  6.00%, 5/24/09 .................................................................             23,000,000 PLN             7,132,547
  6.25%, 10/24/15 ................................................................             15,380,000 PLN             4,965,332
  5.75%, 9/23/22 .................................................................              2,000,000 PLN               627,342
                                                                                                                      -------------
                                                                                                                         29,528,579
                                                                                                                      -------------
RUSSIA 9.5%
Aries Vermogen, Reg S, 9.60%, 10/25/14 ...........................................             24,000,000                30,990,000
Government of Russia,
  Reg S, 11.00%, 7/24/18 .........................................................             12,670,000                18,762,104
  Reg S, 12.75%, 6/24/28 .........................................................              6,566,000                11,975,885
                                                                                                                      -------------
                                                                                                                         61,727,989
                                                                                                                      -------------
SLOVAK REPUBLIC 2.0%
Government of Slovakia,
  4.90%, 2/11/14 .................................................................            285,900,000 SKK             9,699,161
  5.30%, 5/12/19 .................................................................             92,300,000 SKK             3,353,295
                                                                                                                      -------------
                                                                                                                         13,052,456
                                                                                                                      -------------
SOUTH AFRICA 0.5%
Government of South Africa, 5.25%, 5/16/13 .......................................              2,390,000 EUR             3,051,310
                                                                                                                      -------------
SOUTH KOREA 4.5%
Government of Korea,
  6.90%, 1/16/07 .................................................................         10,000,000,000 KRW             9,868,848
  4.75%, 3/12/08 .................................................................         20,465,000,000 KRW            19,595,903
                                                                                                                      -------------
                                                                                                                         29,464,751
                                                                                                                      -------------


4 | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(G)           VALUE
------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   THAILAND 2.2%
   Bank of Thailand Bond, 3.25%, 5/19/07 ......................................           17,165,000 THB       $       412,988
   Government of Thailand,
       8.00%, 12/08/06 ........................................................          244,500,000 THB             6,168,668
       4.125%, 2/12/08 ........................................................           98,000,000 THB             2,320,489
       8.50%, 12/08/08 ........................................................           11,000,000 THB               289,073
       4.80%, 4/09/10 .........................................................          212,000,000 THB             4,982,054
                                                                                                               ---------------
                                                                                                                    14,173,272
                                                                                                               ---------------
   UKRAINE 3.9%
   Government of the Ukraine,
    (f)144A, 7.65%, 6/11/13 ...................................................           11,948,000                13,068,125
(b),(f)144A, FRN, 7.34313%, 8/05/09 ...........................................           11,100,000                12,001,875
    (b)FRN, 7.34313%, 8/05/09 .................................................              560,000                   607,656
                                                                                                               ---------------
                                                                                                                    25,677,656
                                                                                                               ---------------
   VENEZUELA 10.0%
   Government of Venezuela,
       10.75%, 9/19/13 ........................................................            6,175,000                 7,425,438
       9.25%, 9/15/27 .........................................................           49,484,000                57,191,133
    (b)FRN, 5.19375%, 4/20/11 .................................................              375,000                   369,000
                                                                                                               ---------------
                                                                                                                    64,985,571
                                                                                                               ---------------
   VIETNAM 0.1%
(b)Government of Vietnam, FRN, 4.8125%, 3/12/16 ...............................              997,043                   929,314
                                                                                                               ---------------
   TOTAL LONG TERM INVESTMENTS (COST $559,627,408) ............................                                    605,810,372
                                                                                                               ---------------
   SHORT TERM INVESTMENTS 5.9%
   EGYPT 0.8%
(h)Egypt Treasury Bills, 5/30/06 - 11/21/06 ...................................           31,000,000 EGP       $     5,113,954
                                                                                                               ---------------
   THAILAND 2.7%
(h)Thailand Treasury Bills, 5/18/06 - 10/12/06 ................................          760,500,000 THB            17,841,314
                                                                                                               ---------------
   UNITED STATES 2.4%
(i)Franklin Institutional Fiduciary Trust Money Market Portfolio ..............           15,248,266                15,248,266
                                                                                                               ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $38,374,671) ............................                                     38,203,534
                                                                                                               ---------------
   TOTAL INVESTMENTS (COST $598,002,079) 98.8% ................................                                    644,013,906
   OTHER ASSETS, LESS LIABILITIES 1.2% ........................................                                      7,764,617
                                                                                                               ---------------
   NET ASSETS 100.0% ..........................................................                                $   651,778,523
                                                                                                               ===============


                                         Quarterly Statement of Investments |  5

TEMPLETON EMERGING MARKETS INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                  SHARES/PRINCIPAL AMOUNT(G)        VALUE
------------------------------------------------------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
KRW - Korean Won
PEN - Peru Nuevo Sol
PLN - Polish Zloty
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Notes

(a) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(b)   The coupon shown represents the rate at period end.

(c)   Non-income producing.

(d)   See Note 2 regarding restricted and illiquid securities.

(e)   See Note 3 regarding other considerations.

(f) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $30,238,432, representing 4.64% of net assets.

(g)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(h)   The security is traded on a discount basis with no stated coupon rate.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................    $ 599,797,710
                                                             =============
Unrealized appreciation .................................    $  61,982,506
Unrealized depreciation .................................      (17,766,310)
                                                             -------------
Net unrealized appreciation (depreciation) ..............    $  44,216,196
                                                             =============

2. RESTRICTED AND ILLIQUID SECURITIES

At November 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                      ACQUISITION
 AMOUNT       ISSUER                                                                DATE           COST          VALUE
------------------------------------------------------------------------------------------------------------------------
$ 3,155,909   PT Indah Kiat Finance Mauritius Ltd., FRN, 4.19%, 4/29/15            4/29/05     $1,208,050     $1,217,234
  8,284,051   PT Indah Kiat Finance Mauritius Ltd., FRN, 4.19%, 4/29/18            4/29/05      3,171,052      3,195,158
  5,370,423   PT Indah Kiat Finance Mauritius Ltd., zero cpn., 4/29/25             4/29/05      2,055,744      2,071,372
  1,184,694   Tjiwi Kimia Finance Mauritius, secured note, 144A,
                FRN, 4.19%, 4/29/15                                                4/29/05        361,095        363,820
  3,049,247   Tjiwi Kimia Finance Mauritius, secured note, 144A,
                FRN, 4.19%, 4/29/18                                                4/29/05        929,410        936,424
  3,927,195   Tjiwi Kimia Finance Mauritius, secured note,
                zero cpn.,4/29/25                                                  4/29/05      1,197,009      1,206,042
                                                                                                              ----------
                TOTAL RESTRICTED AND ILLIQUID SECURITIES (1.38% OF Net Assets)                                $8,990,050
                                                                                                              ==========

3. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in PT Indah Kiat Finance Mauritius Ltd. and Tjiwi Kimia International Finance in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7







ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006